Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data (Unaudited)
Summary of quarterly results of operations

(in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2017
Revenue	$4,835.9	$4,716.1	$4,941.6	$5,027.4
Cost of revenue	4,685.9	4,684.1	4,720.1	4,812.4
Earnings (loss) before taxes	93.4	(23.9)	165.4	151.5
Net earnings (loss)	77.4	(6.6)	112.9	80.8
Net earnings (loss) attributable to Fluor Corporation	60.6	(24.0)	94.5	60.3
Earnings (loss) per share
Basic	$0.43	$(0.17)	$0.68	$0.43
Diluted	0.43	(0.17)	0.67	0.43
Year ended December 31, 2016
Revenue	$4,423.9	$4,856.1	$4,766.9	$4,989.6
Cost of revenue	4,168.1	4,607.9	4,729.7	4,740.5
Earnings (loss) before taxes	189.2	181.4	(2.7)	178.7
Net earnings	119.0	120.0	17.4	71.0
Net earnings attributable to Fluor Corporation	104.3	101.8	4.8	70.5
Earnings per share
Basic	$0.75	$0.73	$0.03	$0.51
Diluted	0.74	0.72	0.03	0.50